                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_] Amendment Number:

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Variable Advisors, Inc.
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number:  028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:

     /s/ John H. Beers             Hartford, CT            November 12, 2009
--------------------------  -------------------------  -------------------------
        (Signature)               (City, State)                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Manager:
---------------------   --------
028-11020               Aberdeen Asset Management, Inc.
028-01420               Duff & Phelps Investment Management Co.
028-12511               Goodwin Capital Advisers, Inc.
028-11866               Morgan Stanley Investment Inc. dba Van Kampen
028-00595               Neuberger Berman Management, Inc.
028-00085               Virtus Investment Advisers, Inc.
028-05046               Westwood Management Corp.

                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total: 11
Form 13F Information Table Value Total: $57,884,446.30

                                                           FORM 13F
                                      REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                                          FOR THE QUARTER ENDED: SEPTEMBER 30, 2009

ITEM 1                        ITEM 2     ITEM 3        ITEM 4      ITEM 5             ITEM 6    ITEM 7    ITEM 8
                                                                 Shares or
                             Title Of               Fair Market  Principal SH/ PUT/ Investment             Sole   Shared None
Issuer                         Class  Cusip Number     Value       Amount  PRN CALL Descretion Managers    (A)      (B)   (C)
------                       -------- ------------ ------------- --------- --- ---- ---------- -------- --------- ------ ----
ISHARES BARCLAYS TIPS BOND   COMMON   464287176     6,450,473.12    62,699 SH           62,699        1    62,699
ISHARES S&P DLVP EX-US PRPTY COMMON   464288422     1,709,221.80    54,330 SH           54,330        1    54,330
ISHARES S&P GLOBAL INFRASTR  COMMON   464288372     3,013,408.16    89,872 SH           89,872        1    89,872
ISHARES S&P GSCI COMMODITY I COMMON   46428R107     4,575,468.80   154,160 SH          154,160        1   154,160
SPDR S&P INTL SMALL CAP      COMMON   78463X871     5,343,616.00   208,735 SH          208,735        1   208,735
VANGUARD EMERGING MARKET ETF COMMON   922042858     1,992,780.80    51,680 SH           51,680        1    51,680
VANGUARD INTERMEDIATE-TERM B COMMON   921937819     6,098,955.92    75,707 SH           75,707        1    75,707
VANGUARD LARGE-CAP ETF       COMMON   922908637     2,635,197.40    54,820 SH           54,820        1    54,820
VANGUARD LONG-TERM BOND ETF  COMMON   921937793     9,882,711.50   123,530 SH          123,530        1   123,530
VANGUARD SMALL-CAP VALUE ETF COMMON   922908611     7,616,980.80   142,560 SH          142,560        1   142,560
VANGUARD VALUE ETF           COMMON   922908744     6,572,851.20   142,640 SH          142,640        1   142,640
                                                   57,884,446.30 1,030,206           1,030,206          1,030,206